CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenue	$ 453,019	$ 337,935
Cost of revenue	47,217	36,530
Gross profit	405,802	301,405
OPERATING EXPENSES
Research and development	94,868	76,169
Sales and marketing	259,612	215,123
General and administrative	54,550	45,032
Total operating expenses	409,030	336,324
Operating loss	(3,228)	(34,919)
Financial income (expense), net	27,689	17,495
Income (loss) before income taxes	24,461	(17,424)
Income tax expense	(3,068)	(4,278)
Net income (loss)	$ 21,393	$ (21,702)
Net income (loss) per share attributable to ordinary shareholders, basic	$ 0.43	$ (0.45)
Net income (loss) per share attributable to ordinary shareholders, diluted	$ 0.41	$ (0.45)
Weighted-average ordinary shares used in calculating net income (loss) per ordinary share, basic	49,442,327	48,061,281
Weighted-average ordinary shares used in calculating net income (loss) per ordinary share, diluted	52,106,369	48,061,281